Capital Structure	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Capital Structure

(12) Capital Structure

(a) Common Stock

On November 21, 2019, the Company separated from Societal CDMO as a result of a special dividend distribution of all the outstanding shares of its common stock to Societal CDMO shareholders. On the distribution date, each Societal CDMO shareholder received one share of Baudax Bio’s common stock for every two and one-half shares of Societal CDMO common stock held of record at the close of business on November 15, 2019. Upon the distribution, 6,712 shares of common stock were issued.

The Company is authorized to issue 190,000,000 shares of common stock, with a par value of $0.01 per share.

On February 8, 2021, the Company closed a registered direct offering of 7,857 shares of common stock (the “February Offering”) at an offering price of $2,240.00 per share for net proceeds to the Company of $16,187. As compensation to the Placement Agent, the Company agreed to pay the Placement Agent a cash fee of 6.0% of the gross proceeds raised in the February Offering, plus a management fee equal to 1.0% of the gross proceeds raised in the February Offering and reimbursement of certain expenses and legal fees. The Company also issued to designees of the Placement Agent warrants to purchase 471 shares of common stock (the “February Placement Agent Warrants”) at an exercise price of $2,800.00 per share.

On May 31, 2021, the Company closed a registered direct offering of 10,021 shares of common stock (the “May Offering”) at an offering price of $1,190.00 per share and warrants to purchase 10,021 shares of common stock (the “May Warrants”) at an exercise price of $1,260.00 per share, for net proceeds to the Company of $10,861. As compensation to the Placement Agent, the Company agreed to pay the Placement Agent a cash fee of 6.0% of the gross proceeds raised in the May Offering, plus a management fee equal to 1.0% of the gross proceeds raised in the May Offering and reimbursement of certain expenses and legal fees. The Company also issued to designees of the Placement Agent warrants to purchase 601 shares of common stock (the “May Placement Agent Warrants”) at an exercise price of $1,487.50 per share. The May Warrants and May Placement Agent Warrants were exercisable on the six-month anniversary of the closing date of the May Offering.

On December 28, 2021, the Company closed a registered direct offering (the “December 2021 Offering”) of 42,289.3 shares of the Company’s Series A Preferred Stock, par value $0.01 per share (the “Preferred Stock”), at a stated value of $100.00 per share and warrants to purchase 9,062 shares of common stock of the Company (the “December 2021 Warrants”) for net proceeds of $3,658. The shares of Preferred Stock are convertible, on the date after the issuance thereof, into an aggregate of 12,083 shares of common stock at a conversion price of $350.00 per share, of which 34,000 shares of Preferred Stock were converted to common stock on December 29, 2021 and the remaining were converted in the first quarter of 2022. The Preferred Stock have no voting rights, other than the right to vote as a class on certain matters, and each share of Preferred Stock will have the right to cast 125,000 votes per share of Preferred Stock on an amendment to the Company’s Amended and Restated Articles of Incorporation, as amended, to effect a reverse stock split of the Company’s outstanding shares of common stock by a ratio to be determined by the Board of Directors of the Company, voting together with the common stock as a single class; and in accordance with Nasdaq Stock Market LLC Listing Rules, the votes cast by holders of the Preferred Stock must be counted by the Company in the same proportion as the aggregate shares of Common Stock voted on the proposal. The holders of Preferred Stock are entitled to dividends, on an as-if converted basis, equal to dividends actually paid, if any, on shares of common stock. The Company recognized a beneficial conversion charge of $2,422 during the year ended December 31, 2021, which represents the in-the-money value of the conversion rate as of the date of issuance. As compensation to the Placement Agent, the Company agreed to pay the Placement Agent a cash fee of 7.0% of the gross proceeds raised in the December 2021 Offering, plus a management fee equal to 1.0% of the gross proceeds raised in the December 2021 Offering and reimbursement of certain expenses and legal fees. The Company also issued to designees of the Placement Agent warrants to purchase 724 shares of common stock (the “December 2021 Placement Agent Warrants”). The December 2021 Warrants and the December 2021 Placement Agent Warrants have an exercise price of $448.00 per share and were exercisable upon the six-month anniversary of their issuance.

On March 1, 2022, the Company closed an underwritten public offering of 45,791 shares of its common stock, pre-funded warrants to purchase 41,929 shares of common stock at an exercise price of $0.40 per share and warrants to purchase 87,719 shares of common stock at an exercise price of $130.00 per share, as well as up to 13,158 additional shares of common stock and/or additional warrants to purchase up to 13,158 shares of common stock, which may be purchased pursuant to a 30-day option to purchase additional securities granted to H.C. Wainwright & Co., LLC (the “Underwriter”) by the Company. The public offering price for each share of common stock and accompanying warrant to purchase one share of common stock was $114.00, and the public offering price for each pre-funded warrant and accompanying warrant was $113.60. As compensation to the Underwriter, the Company agreed to pay to the Underwriter a cash fee of 7.0% of the gross proceeds, plus a cash management fee equal to 1.0% of the gross proceeds and reimbursement of certain expenses and legal fees. The Company also issued to designees of the Underwriter warrants to purchase 5,263 shares of common stock at an exercise price of $142.50 per share. On February 28, 2022, the Underwriter partially exercised its option to purchase an additional 2,847 warrants. Net proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, was $8,791.

On May 17, 2022, the Company entered into a securities purchase agreement with institutional investors named therein, pursuant to which the Company agreed to issue and sell, in a registered direct offering (the “May 2022 Offering”), 41,152 shares of the Company’s common stock, par value $0.01 per share, and, in a concurrent private placement, warrants exercisable for up to an aggregate of 41,152 shares of Common Stock at a combined offering price of $48.60 per share and associated warrant. The warrants have an exercise price of $43.60 per share. Each warrant is exercisable for one share of common stock and was exercisable immediately upon issuance. The warrants will have a term of five years from the issuance date. As compensation to H.C. Wainwright & Co., LLC as placement agent in connection with the offering, the Company agreed to pay to the placement agent a cash fee of 7.0% of the aggregate gross proceeds raised in the offering, plus a management fee equal to 1.0% of the gross proceeds raised in the offering and certain expenses. The Company also issued to designees of the placement agent warrants to purchase up to 6.0% of the aggregate number of shares of common stock sold in the transactions, or warrants to purchase up to 2,469 shares of common stock. The placement agent warrants have substantially the same terms as the warrants, except that the placement agent warrants have an exercise price equal to 125% of the offering price per share (or $60.75 per share). The placement agent warrants will expire on May 17, 2027. Net proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, was $1,720.

On September 1, 2022, the Company closed a best efforts public offering of: (i) 188,872 shares of its common stock, par value $0.01 per share and accompanying Series A-1 warrants (“Series A-1 warrants”) to purchase 188,872 shares of Common stock and Series A-2 warrants (“Series A-2 warrants”, and together with the Series A-1 warrants, “Series A warrants”) to purchase 188,872 shares of Common Stock, at a combined public offering price of $21.00 per share and Series A warrants and (ii) Series B pre-funded warrants (“Series B pre-funded warrants”) to purchase 106,607 shares of Common Stock and accompanying Series A-1 warrants to purchase 106,607 shares of Common Stock and Series A-2 warrants to purchase 106,607 shares of Common stock at a combined public offering price of $20.60 per Series B pre-funded warrant and Series A warrants, which is equal to the public offering price per share of Common Stock and accompanying Series A warrants less the $0.01 per share exercise price of each such Series B pre-funded warrant. The Series A warrants have an exercise price of $21.00 per share of Common Stock. The Series A-1 warrants are exercisable upon issuance and will expire five years from the date of issuance. The Series A-2 warrants are exercisable upon issuance and will expire thirteen months from the date of issuance. The exercise price of the Series A warrants is subject to adjustment for stock splits, reverse splits, and similar capital transactions as described in the Series A warrants. Subject to certain ownership limitations, the Series B pre-funded warrants are immediately exercisable and were exercised at a nominal consideration of $0.40 per share of Common Stock upon the closing of the transaction. As compensation to H.C. Wainwright & Co., LLC, as the exclusive placement agent in connection with the Offering, the Company paid a cash fee of 7.0% of the aggregate gross proceeds raised in the offering, plus a management fee equal to 1.0% of the gross proceeds raised in the offering, and reimbursement of certain expenses and legal fees. The Company also issued to designees of the placement agent warrants to purchase up to 17,728 shares of common stock. The placement agent warrants have substantially the same terms as the Series A warrants, except that the placement agent warrants have an exercise price equal to $26.25 per share and expire on August 29, 2027. Net proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, was $5,044.

On December 6, 2022 the Company closed a best efforts public offering of: (i) 54,787 shares of its common stock, par value $0.01 per share and accompanying Series A-3 warrants to purchase 54,787 shares of common stock and Series A-4 warrants to purchase 54,787 shares of common stock, at a combined public offering price of $4.795 per share and accompanying series A warrants and (ii) series C pre-funded warrants to purchase 988,000 shares of common stock and accompanying series A-3 warrants to purchase 988,000 shares of common stock and series A-4 warrants to purchase 988,000 shares of common stock at a combined public offering price of $4.785 per series C pre-funded warrant and accompanying series A warrants, which was equal to the public offering price per share of common stock and accompanying series A warrants less the $0.01 per share exercise price of each such series C pre-funded warrant. The series A warrants have an exercise price of $4.50 per share of common stock. The series A-3 warrants are exercisable upon issuance and will expire on December 6, 2027. The series A-4 warrants are exercisable upon issuance and will expire on January 8, 2024. The exercise price of the series A warrants is subject to adjustment for stock splits, reverse splits, and similar capital transactions as described in the Series A Warrants. The Series C prefunded warrants have been exercised in full as of December 31, 2022. As compensation to H.C. Wainwright & Co., LLC as the exclusive placement agent in connection with the offering, the Company paid the placement agent a cash fee of 7.0% of the aggregate gross proceeds raised in the offering, plus a management fee equal to 1.0% of the gross proceeds raised in the offering, and reimbursement of certain expenses and legal fees. The Company also issued to designees of the placement agent warrants to purchase up to 62,567 shares of common stock. The Placement Agent Warrants have substantially the same terms as the series A warrants, except that the placement agent warrants have an exercise price equal to $5.99375 per share and expire on December 2, 2027. Net proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, was $3,916.

(b) Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, with a par value of $0.01 per share.

On September 19, 2022, the board of directors of the Company declared a dividend of one one-thousandth (1/1,000th) of a share of Series B Preferred Stock, par value $0.01 per share (“Series B Preferred Stock”), for each outstanding share of the Company’s common stock, par value $0.01 per share to shareholders of record on September 29, 2022 (the “Record Date”). The shares of Series B Preferred Stock were distributed to such recipients on October 3, 2022. Each share of Series B Preferred Stock entitles the holder thereof to 1,000,000 votes per share. The outstanding shares of Series B Preferred Stock vote together with the outstanding shares of Common Stock of the Company as a single class exclusively with respect to (1) any proposal to adopt an amendment to the Company’s Amended and Restated Articles of Incorporation, as amended, to reclassify the outstanding shares of common stock into a smaller number of shares of common stock at a ratio specified in or determined in accordance with the terms of such amendment (the “Reverse Stock Split”) and (2) any proposal to adjourn any meeting of shareholders called for the purpose of voting on the Reverse Stock Split. The Series B Preferred Stock will not be entitled to vote on any other matter, except to the extent required under the Pennsylvania Business Corporation Law.

In September 2022, 20,003.745 shares of Series B Preferred Stock were declared as a stock dividend and issued on October 3, 2022. On November 3, 2022, all of our outstanding shares of Series B Preferred Stock were redeemed for nominal consideration pursuant to the terms of the Series B Preferred Stock.

As of December 31, 2022, there were no shares of Preferred Stock issued and outstanding.

(c) Warrants

On May 29, 2020, in connection with the Credit Agreement, the Company issued a warrant to MAM Eagle Lender, LLC to purchase 376 shares of common stock, at an exercise price equal to $6,426.00 per share (see Note 10).

On October 19, 2020, the Company entered into Warrant Exchange Agreements (each, an “Exchange Agreement”) with certain holders (each, a “Holder”) of the Company’s outstanding March Series A Warrants and March Series B Warrants. Pursuant to the Exchange Agreements, the Holders, at their election, agreed to a cashless exchange of either all of their March Series A Warrants or March Series B Warrants, in each case for 0.2 shares of the Company’s common stock per warrant (rounded up to the nearest whole share) (the “Exchange”). The Company issued 848 shares of its common stock to the participating Holders as a result of the Exchange.

As a result of the Exchange, pursuant to certain price adjustment provisions in the warrants, the exercise price of each of the March Series A Warrants or March Series B Warrants (including warrants held by holders not participating in the Exchange) that were not exchanged were adjusted to $14.00, for each share of common stock underlying such warrant. Pursuant to the Exchange Agreements, any outstanding warrant held by a Holder participating in the Exchange (i) was amended to remove certain anti-dilution and variable pricing protections and (ii) in the case of March Series A Warrants not exchanged by a participating Holder, was amended to adjust the expiration date of such March Series A Warrants to April 26, 2021 (which is the expiration date of the March Series B Warrants). The March Series A and Series B warrants were liability classified prior to the Exchange because they contained anti-dilution provisions that did not meet the standard definition of anti-dilution provisions. The Company recorded a mark-to-market adjustment to record the March Series A and Series B warrant at their fair values immediately prior to the Exchange and then reclassified the remaining balance of $21,858 to equity as a result of the issuance of shares and the removal of the anti-dilution and variable pricing protections in the Exchange.

On January 21, 2021, the Company entered into an agreement with an institutional investor, pursuant to which the Company agreed to issue and sell, in an offering (the “January Offering”), warrants exercisable for an aggregate of 7,358 shares of common stock of the Company (the “January Warrants”) at an offering price of $175.00 per warrant in exchange for the exercise of the institutional investor’s existing December Series A warrants that were issued to them on December 21, 2020, at an exercise price of $1,652.00 per warrant. The January Warrants have an exercise price of $2,240.00 per share.

As compensation to the Placement Agent, in connection with the January Offering, the Company agreed to pay to the Placement Agent a cash fee of 6.0% of the aggregate gross proceeds raised in the January Offering (including the proceeds relating to the exercise of the December Series A Warrants), plus a management fee equal to 1.0% of the gross proceeds raised in the January Offering (including the proceeds relating to the exercise of the December Series A Warrants) and reimbursement of certain expenses and legal fees. The Company also issued to designees of the Placement Agent warrants to purchase 441 shares of common stock (the “January Placement Agent Warrants”) at an exercise price of $2,800.00 per share.

On August 24, 2022, the Company entered into warrant amendment agreements (the “Warrant Amendment Agreements”) with certain holders of the Company’s (i) Series A Warrants to purchase 7,234 shares of common stock with an exercise price of $1,680.00 per share, (ii) Warrants to purchase 7,358 shares of common stock with an exercise price of $2,240.00 per share, (iii) Warrants to purchase 10,021 shares of common stock with an exercise price of $1,260.00 per share, (iv) Warrants to purchase 9,062 shares of common stock with an exercise price of $448.00 per share, and (v) Warrants to purchase 88,615 shares of common stock with an exercise price of $130.00 per share (the “Existing Warrants”). Under the Warrant Amendment Agreements, the Company agreed to amend the Existing Warrants by lowering the exercise price of the Existing Warrants to $23.92 per share. The warrant modification resulted in an increase in the fair value of warrants of $1,151

. Subsequent to the warrant amendment, the Company issued 2,875 shares of common stock upon exercise of a portion of the amended warrants for net proceeds of $69.

On December 2, 2022, the Company entered into a warrant amendment agreement (the “December Warrant Amendment Agreement”) with a certain holder of the Company’s (i) warrants to purchase 7,234 shares of common stock with an exercise price of $23.92 per share, (ii) warrants to purchase 7,358 shares of common stock with an exercise price of $23.92 per share, (iii) warrants to purchase 6,013 shares of common stock with an exercise price of $23.92 per share, (iv) Warrants to purchase 5,143 shares of common stock with an exercise price of $23.92 per share, (v) warrants to purchase 48,246 shares of common stock with an exercise price of $23.92 per share, (vi) Series A-1 warrants to purchase 14,404 shares of common stock with an exercise price of $43.60 per share, (vii) Series A-2 warrants to purchase 142,858 shares of common stock with an exercise price of $21.00 per share and (viii) warrants to purchase 142,858 shares of common stock with an exercise price of $21.00 per share (collectively, the “December Existing Warrants”). Under the December Warrant Amendment Agreement, the Company (i) agreed to amend the December Existing Warrants by lowering the exercise price of the December Existing Warrants to $4.50 per share and (ii) amend the expiration date of the December Existing Warrants to December 6, 2027, in each case effective on December 6, 2022. The warrant modification resulted in an increase in the fair value of warrants of $746.

In January 2023, the Company issued 961,787 shares of common stock upon the exercise of warrants for proceeds of $4,328.

As of December 31, 2022, the Company had the following warrants outstanding to purchase shares of the Company’s common stock:

	Number of Shares	Exercise Price per Share	Expiration Date
March Series A Warrants (non-participating holders)	15	$14.00	March 26, 2025
MAM Eagle Lender Warrant	376	$6,426.00	May 29, 2027
November Series A Warrants	7,234	$4.50	December 6, 2027
November Placement Warrants	433	$2,073.75	November 24, 2025
December Placement Warrants	441	$2,038.75	December 18, 2025
January Warrants	7,358	$4.50	December 6, 2027
January Placement Warrants	441	$2,800.00	January 21, 2026
February Placement Warrants	471	$2,800.00	February 8, 2026
May Warrants	4,008	$23.924	June 1, 2027
May Warrants, repriced	6,013	$4.50	December 6, 2027
May Placement Warrants	601	$1,487.50	May 31, 2026
December 2021 Warrants	3,918	$23.924	June 27, 2027
December 2021 Warrants, repriced	5,143	$4.50	December 6, 2027
December 2021 Placement Agent Warrants	724	$448.00	December 27, 2026
March 2022 Warrants	1,952	$130.00	March 1, 2027
March 2022 Warrants, repriced	37,492	$23.924	March 1, 2027
March 2022A Warrants, repriced	48,246	$4.50	December 6, 2027
March 2022 Underwriter Warrants	5,263	$142.50	February 24, 2027
May 2022 Warrants	26,748	$43.60	May 19, 2027
May 2022 Warrants, repriced	14,404	$4.50	December 6, 2027
May 2022 Placement Agent Warrants	2,469	$60.752	May 17, 2027
August 2022 Series A-1 Warrants	152,612	$21.00	September 1, 2027
August 2022 Series A-1 Warrants, repriced	142,858	$4.50	December 6, 2027
August 2022 Series A-2 Warrants	152,612	$21.00	October 2, 2023
August 2022 Series A-2 Warrants, repriced	142,858	$4.50	December 6, 2027
August 2022 Placement Agent Warrants	17,728	$26.25	August 29, 2027
December 2022 Series A-3 Warrants	1,042,787	$4.50	December 6, 2027
December 2022 Series A-4 Warrants	961,787	$4.50	January 8, 2024
December 2022 Placement Agent Warrants	62,567	$5.99375	December 2, 2027

With the exception of the March Series A Warrants to purchase 15 shares of common stock related to the public offering and held by non-participating investors in the Exchange that are liability classified as they contain antidilution provisions that do not meet the standard definition of antidilution provisions, the remaining warrants outstanding are equity classified.

The following table summarizes the fair value and the assumptions used for the Black-Scholes option-pricing model for the liability classified warrants:

December 31, 2022
Series A Warrants
Fair value	$—
Expected dividend yield	—%
Expected volatility	76.92%
Risk-free interest rates	4.41%
Remaining contractual term	2.24 years